MANAGED PORTFOLIO SERIES
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

July 12, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Madam or Sir:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflects a proposal to shareholders of Prospector Capital Appreciation Fund and Prospector Opportunity Fund (each a “Fund” and collectively, the “Funds”), each a series of Prospector Funds, Inc., to reorganize the Funds into substantially identical series of the same name, registered under Managed Portfolio Series. It is anticipated that this Registration Statement will become effective on or about [...], 2024, pursuant to Rule 488 under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact me at 414-254-6444 or adam.smith6@usbank.com.

Sincerely,

/s/ Adam W. Smith

Adam W. Smith
Interim Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP